CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income (loss)	$ (30,155)	$ (27,158)	$ (495,175)	$ (64,613)	$ 290,726
Other comprehensive income (loss):
Other comprehensive income (loss) from investments in unconsolidated ventures, net	4,910	1,099	(1,809)	5,849	101
Net change in fair value of available-for-sale debt securities	2,064	(20,718)	(18,645)	15,918	(659)
Net change in fair value of cash flow hedges	(663)	0	(487)	0	389
Foreign currency translation adjustments:
Foreign currency translation gain (loss)	(28,246)	76,401	(81,135)	216,262	(97,681)
Change in fair value of net investment hedges	12,864	(24,378)	33,747	(70,661)	35,833
Net foreign currency translation adjustments	(15,382)	52,023	(47,388)	145,601	(61,848)
Other comprehensive income (loss)	(9,071)	32,404	(68,329)	167,368	(62,017)
Comprehensive income (loss)	(39,226)	5,246	(563,504)	102,755	228,709
Comprehensive income (loss) attributable to noncontrolling interests:
Comprehensive income (loss) attributable to stockholders	(66,931)	(39,150)	(552,650)	(123,012)	101,631
Investment entities
Comprehensive income (loss) attributable to noncontrolling interests:
Redeemable noncontrolling interests	1,444	(696)	(3,708)	23,543	0
Comprehensive income attributable to noncontrolling interests	32,359	49,350	34,573	218,013	117,241
Operating Company
Comprehensive income (loss) attributable to noncontrolling interests:
Comprehensive income attributable to noncontrolling interests	$ (6,098)	$ (4,258)	$ (41,719)	$ (15,789)	$ 9,837